ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE LOSS
Schedule of components of accumulated other comprehensive loss, net of taxes

	2012	2011
Release of foreign currency translation relating to acquisition of non-controlling interest	$178	$178
Translation adjustment related to change in functional currency	(728)	(728)
Foreign currency translation adjustments	(6,912)	(7,450)
	$(7,462)	$(8,000)